Exceptional items (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Investigation of strategic opportunities (1)	—	18.8	7.0
Supply chain reconfiguration (2)	1.2	14.0	84.3
Findus Group integration costs (3)	10.4	15.1	29.6
Costs related to transactions (4)	—	3.2	4.8
Costs related to long-term management incentive plans (5)	—	—	1.9
Other restructuring costs (6)	—	—	(1.0)
Cisterna fire net income (7)	—	—	(4.3)
Goodfella's Pizza & Aunt Bessie's integration costs (8)	8.3	—	—
Factory optimization (9)	1.6	—	—
Settlement of legacy matters (10)	(3.8)	(5.6)	1.8
Remeasurement of indemnification assets (11)	—	(8.3)	10.4
Total exceptional items	17.7	37.2	134.5